Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ (18,191,115)	$ (2,600,624)	¥ 8,651,807	¥ 9,371,442